Bank Borrowings - Schedule of Contractual Repayment (Details)	Jun. 30, 2025 USD ($)
Schedule of Contractual Repayment [Abstract]
Year ending June 30, 2026	$ 34,780
Year ending June 30, 2027	106,447
Year ending June 30, 2028	109,685
Year ending June 30, 2029	113,021
Year ending June 30, 2030	48,453
Total bank borrowings	$ 412,386